INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Federal corporate income tax rate	35.00%	21.00%	21.00%
Operating lease carry forward description		which begin expiring in the year 2033, that may be used to offset future taxable income
Deferred Tax Assets, Valuation Allowance		$ 21,515,047	$ 18,379,120
Income tax likelihood description		greater than 50% likely
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		$ 82,507,844
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		$ 69,144,542